Operating Lease Liabilities (Details)	1 Months Ended		12 Months Ended
	Nov. 25, 2019	Dec. 22, 2017	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Operating Lease Liabilities [Line Items]
Percentage of weighted average discount rate			3.75%
Operating lease			11 years
Prepaid the total lease expense							$ 2,319,791	¥ 15,000,000
Operating lease expense			$ 446,633	$ 448,319	$ 520,859
Short-term operating lease expense			$ 2,936,324	8,505,383	$ 5,079,411
Percentage of operating lease liabilities Interest rate	3.14%
Shou Hill Valley Area [Member]
Operating Lease Liabilities [Line Items]
Prepaid the total lease expense				2,319,791		¥ 15,000,000
Farmland [Member]
Operating Lease Liabilities [Line Items]
Lease expenses paid				$ 2,321,945		¥ 15,000,000
Base Station Tower [Member]
Operating Lease Liabilities [Line Items]
Lease expiration date			Nov. 24, 2029
Minimum [Member]
Operating Lease Liabilities [Line Items]
Percentage of incremental borrowing rate			3.70%
Maximum [Member]
Operating Lease Liabilities [Line Items]
Percentage of incremental borrowing rate			4.80%
Villas Member
Operating Lease Liabilities [Line Items]
Percentage of discount rate of operating lease liabilities			4.12%
Percentage of weighted average discount rate			4.12%	4.12%
Lease expenses paid			$ 696,584	$ 696,584
Percentage of operating lease liabilities Interest rate		4.12%
Lease expiration date		Dec. 31, 2037
Term lease payments		5 years
Base Station Tower [Member]
Operating Lease Liabilities [Line Items]
Percentage of discount rate of operating lease liabilities			3.14%
Lease expenses paid			$ 61,919	$ 61,919